Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 795,237	$ 378,529	$ 391,500
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	218,088	131,961	276,478
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	253,799	177,863	35,765
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	254,849	39,132	58,018
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 68,501	$ 29,573	$ 21,239